SCHEDULE OF OTHER LEASE INFORMATION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Leases
Operating cash flows used in operating leases	$ 19,842	$ 24,872
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating leases	2 years 4 months 24 days	4 months 24 days
Weighted-average discount rate - operating leases	3.375%	2.875%